CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Neuberger Berman Equity Funds (1933 Act File No. 002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses used with respect to Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman International Fund, Neuberger Berman Partners Fund, Neuberger Berman Real Estate Fund and Neuberger Berman Regency Fund, each a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 152 (“Amendment No. 152”) to the Registrant’s Registration Statement and (b) that Amendment No. 152 was filed electronically.

Dated: June 10, 2010	By:	/s/ Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary